Segment Information (Tables)	12 Months Ended
May 31, 2018
Segment Reporting [Abstract]
Results of Reportable Segments

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.  Information for all periods presented has been recast to reflect the current-year change in the composition of our reportable segments.

Year Ended May 31,	2018	2017	2016
(In thousands)
Net Sales
Industrial	$2,814,755	$2,564,202	$2,491,647
Consumer	1,754,339	1,680,384	1,637,438
Specialty	752,549	713,589	684,564
Total	$5,321,643	$4,958,175	$4,813,649
Income Before Income Taxes
Industrial
Income Before Income Taxes (a)	$270,792	$243,335	$257,180
Interest (Expense), Net (b)	(10,507)	(7,985)	(6,071)
EBIT (c)	$281,299	$251,320	$263,251
Consumer
Income Before Income Taxes (a)	$171,874	$58,726	$268,218
Interest (Expense) Income, Net (b)	(713)	(323)	40
EBIT (c)	$172,587	$59,049	$268,178
Specialty
Income Before Income Taxes (a)	$123,307	$107,904	$107,546
Interest Income, Net (b)	876	526	814
EBIT (c)	$122,431	$107,378	$106,732
Corporate/Other
(Expense) Before Income Taxes (a)	$(148,925)	$(165,632)	$(149,478)
Interest (Expense), Net (b)	(73,761)	(75,188)	(76,101)
EBIT (c)	$(75,164)	$(90,444)	$(73,377)
Consolidated
Income Before Income Taxes (a)	$417,048	$244,333	$483,466
Interest (Expense), Net (b)	(84,105)	(82,970)	(81,318)
EBIT (c)	$501,153	$327,303	$564,784
Identifiable Assets
Industrial	$2,422,799	$2,382,784	$2,206,062
Consumer	1,859,381	1,821,190	1,734,600
Specialty	740,952	759,822	754,757
Corporate/Other	248,690	126,653	69,550
Total	$5,271,822	$5,090,449	$4,764,969
Capital Expenditures
Industrial	$60,145	$65,083	$78,002
Consumer	38,921	45,690	27,269
Specialty	14,958	14,104	10,238
Corporate/Other	595	1,232	1,674
Total	$114,619	$126,109	$117,183
Depreciation and Amortization
Industrial	$57,267	$51,529	$47,697
Consumer	38,037	33,374	31,445
Specialty	27,457	26,453	25,646
Corporate/Other	5,738	5,417	6,251
Total	$128,499	$116,773	$111,039

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is a non-GAAP measure, and is defined as earnings (loss) before interest and taxes.  We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations.  We believe EBIT is useful to investors for this purpose as well, using EBIT as a metric in their investment decisions.  EBIT should not be considered an alternative to, or more meaningful than, income before income taxes as determined in accordance with GAAP, since EBIT omits the impact of interest in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness.  Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance.  We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing.  EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Net Sales and Long Lived Assets by Regions

Year Ended May 31,	2018	2017	2016
(In thousands)
Net Sales (based on shipping location) (a)
United States	$3,432,034	$3,269,400	$3,155,810
Foreign
Canada	365,349	321,696	310,817
Europe	1,040,418	908,799	928,519
Other Foreign	483,842	458,280	418,503
Total Foreign	1,889,609	1,688,775	1,657,839
Total	$5,321,643	$4,958,175	$4,813,649
Long-Lived Assets (b)
United States	$1,807,046	$1,738,180	$1,756,012
Foreign
Canada	139,259	137,211	111,524
Europe	361,317	349,979	271,796
United Kingdom	230,071	199,415	257,935
Other Foreign	241,301	248,435	212,583
Total Foreign	971,948	935,040	853,838
Total	$2,778,994	$2,673,220	$2,609,850

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.